Financial Instruments - Summary of Aggregate Contracted Principal Amounts of Company's Derivative Contracts Outstanding (Detail)
₺ in Millions, € in Millions, ₨ in Millions, ₡ in Millions, ر.ق in Millions, ر.ع. in Millions, ر.س in Millions, د.ك in Millions, د.إ in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, zł in Millions, kr in Millions, kr in Millions, kr in Millions, SFr in Millions, RON in Millions, RM in Millions, R$ in Millions, R in Millions, .د.ب in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
		Mar. 31, 2024 INR (₨)		Mar. 31, 2024 BHD (.د.ب)	[2]	Mar. 31, 2024 KWD (د.ك)	[2]	Mar. 31, 2024 USD ($)	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 GBP (£)	Mar. 31, 2024 AUD ($)	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 ZAR (R)	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 SAR (ر.س)	Mar. 31, 2024 CHF (SFr)	Mar. 31, 2024 QAR (ر.ق)	Mar. 31, 2024 TRY (₺)	Mar. 31, 2024 NOK (kr)	Mar. 31, 2024 OMR (ر.ع.)	Mar. 31, 2024 SEK (kr)	Mar. 31, 2024 JPY (¥)	Mar. 31, 2024 DKK (kr)	Mar. 31, 2024 AED (د.إ)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 MXN ($)	Mar. 31, 2024 COP ($)	Mar. 31, 2024 MYR (RM)	Mar. 31, 2024 RON	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 CRC (₡)	Mar. 31, 2024 NZD ($)	Mar. 31, 2024 PLN (zł)	Mar. 31, 2024 TWD ($)	Mar. 31, 2024 BRL (R$)	Mar. 31, 2023 INR (₨)		Mar. 31, 2023 BHD (.د.ب)	Mar. 31, 2023 KWD (د.ك)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 GBP (£)	Mar. 31, 2023 AUD ($)	Mar. 31, 2023 SGD ($)	Mar. 31, 2023 ZAR (R)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 SAR (ر.س)	Mar. 31, 2023 CHF (SFr)	Mar. 31, 2023 QAR (ر.ق)	Mar. 31, 2023 TRY (₺)	Mar. 31, 2023 NOK (kr)	Mar. 31, 2023 OMR (ر.ع.)	Mar. 31, 2023 SEK (kr)	Mar. 31, 2023 JPY (¥)	Mar. 31, 2023 DKK (kr)	Mar. 31, 2023 AED (د.إ)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 MXN ($)	Mar. 31, 2023 COP ($)	Mar. 31, 2023 MYR (RM)	Mar. 31, 2023 RON	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 CRC (₡)	Mar. 31, 2023 NZD ($)	Mar. 31, 2023 PLN (zł)	Mar. 31, 2023 TWD ($)	Mar. 31, 2023 BRL (R$)
At cost [member] | Sell: Forward contracts [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $								$ 1,158																																$ 1,550
At cost [member] | Sell: Forward contracts [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | $								1,349																																977
Non-designated derivative instruments | $	[1]							1,158																																1,550
At cost [member] | Sell: Forward contracts [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | €									€ 11																																€ 94
Non-designated derivative instruments | €									195																																171
At cost [member] | Sell: Forward contracts [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | £										£ 17																																£ 138
Non-designated derivative instruments | £										72																																129
At cost [member] | Sell: Forward contracts [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | $											$ 15																																$ 89
Non-designated derivative instruments | $											55																																56
At cost [member] | Sell: Forward contracts [member] | Singapore, Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $												$ 26																																$ 14
At cost [member] | Sell: Forward contracts [member] | South Africa, Rand [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | R													R 97																																R 43
At cost [member] | Sell: Forward contracts [member] | Canadian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $														$ 61																																$ 69
At cost [member] | Sell: Forward contracts [member] | Saudi Arabian Riyal [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.س															ر.س 188																																ر.س 147
At cost [member] | Sell: Forward contracts [member] | United Arab Emirates, Dirhams [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | د.إ																								د.إ 22																																د.إ 20
At cost [member] | Sell: Forward contracts [member] | Switzerland, Francs [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | SFr																SFr 0																																SFr 9
At cost [member] | Sell: Forward contracts [member] | Qatar, Rials [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.ق																	ر.ق 5																																ر.ق 4
At cost [member] | Sell: Forward contracts [member] | Turkey, New Lira [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ₺																		₺ 86																																₺ 30
At cost [member] | Sell: Forward contracts [member] | Norway, Krone [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr																			kr 20																																kr 13
At cost [member] | Sell: Forward contracts [member] | Oman, Rials [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.ع.																				ر.ع. 2																																ر.ع. 1
At cost [member] | Sell: Forward contracts [member] | Sweden, Kronor [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr																					kr 0																																kr 3
At cost [member] | Sell: Forward contracts [member] | Japan, Yen [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ¥																						¥ 3,975																																¥ 784
At cost [member] | Sell: Forward contracts [member] | Denmark, Kroner [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr																							kr 33																																kr 33
At cost [member] | Sell: Forward contracts [member] | Mexican, Peso [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $																										$ 212																																$ 0
At cost [member] | Sell: Forward contracts [member] | Colombia, Pesos [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $																											$ 8,120																																$ 0
At cost [member] | Sell: Forward contracts [member] | Malaysia, Ringgits [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | RM																												RM 20																																RM 0
At cost [member] | Sell: Forward contracts [member] | Romania, New Lei [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | RON																													RON 80																																RON 0
At cost [member] | Sell: Forward contracts [member] | Bahrain, Dinars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | .د.ب																																						.د.ب 0
At cost [member] | Sell: Forward contracts [member] | Hong Kong, Dollars
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $																														$ 80																																$ 0
At cost [member] | Sell: Forward contracts [member] | Costa Rica, Colones
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ₡																															₡ 3,380																																₡ 0
At cost [member] | Sell: Forward contracts [member] | New Zealand, Dollars
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $																																$ 2																																$ 0
At cost [member] | Sell: Forward contracts [member] | CNH [Member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ¥																									¥ 11																																¥ 1
At cost [member] | Range forward option contracts [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | $								730																																1,157
Non-designated derivative instruments | $								0																																30
At cost [member] | Range forward option contracts [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | €									129																																49
At cost [member] | Range forward option contracts [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | £										86																																60
At cost [member] | Range forward option contracts [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | $											57																																34
At cost [member] | Interest rate swaps [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		₨ 4,750																																		₨ 4,750
At cost [member] | Interest rate swaps [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | $								225																																0
Non-designated derivative instruments | $								0																																200
At cost [member] | Buy l forward contract [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $								$ 4																																$ 0
At cost [member] | Buy l forward contract [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | €									€ 7																																€ 0
At cost [member] | Buy l forward contract [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | £										£ 2																																£ 0
At cost [member] | Buy l forward contract [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $											$ 2																																$ 0
At cost [member] | Buy l forward contract [member] | South Africa, Rand [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | R													R 0																																R 7
At cost [member] | Buy l forward contract [member] | Canadian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $														$ 49																																$ 0
At cost [member] | Buy l forward contract [member] | United Arab Emirates, Dirhams [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | د.إ																								د.إ 0																																د.إ 5
At cost [member] | Buy l forward contract [member] | Poland, Zlotych [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | zł																																	zł 39																																zł 26
At cost [member] | Buy l forward contract [member] | Switzerland, Francs [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | SFr																SFr 5																																SFr 0
At cost [member] | Buy l forward contract [member] | Qatar, Rials [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.ق																	ر.ق 29																																ر.ق 4
At cost [member] | Buy l forward contract [member] | Norway, Krone [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr																			kr 0																																kr 12
At cost [member] | Buy l forward contract [member] | Sweden, Kronor [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr																					kr 39																																kr 0
At cost [member] | Buy l forward contract [member] | Romania, New Lei [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | RON																													RON 91																																RON 0
At cost [member] | Buy l forward contract [member] | Taiwan, New Dollars
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $																																		$ 40																																$ 0
At cost [member] | Buy l forward contract [member] | Brazil, Brazil Real
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | R$																																			R$ 67																																R$ 0
At cost [member] | Buy l forward contract [member] | RMB [Member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ¥																									25																																0
At cost [member] | Buy l forward contract [member] | CNH [Member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ¥																									¥ 126																																¥ 0
At cost [member] | Buy l forward contract [member] | Kuwait, Dinars
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | د.ك																																							د.ك 0
At fair value [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		796																																		(1,131)
At fair value [member] | Sell: Forward contracts [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		264																																		(262)
Non-designated derivative instruments	[1]	(31)																																		736
At fair value [member] | Sell: Forward contracts [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		10																																		(497)
Non-designated derivative instruments		119																																		(176)
At fair value [member] | Sell: Forward contracts [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		16																																		(728)
Non-designated derivative instruments		44																																		(100)
At fair value [member] | Sell: Forward contracts [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		15																																		9
Non-designated derivative instruments		30																																		69
At fair value [member] | Sell: Forward contracts [member] | Singapore, Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		12																																		1
At fair value [member] | Sell: Forward contracts [member] | South Africa, Rand [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		4																																		(7)
At fair value [member] | Sell: Forward contracts [member] | Canadian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(1)																																		(25)
At fair value [member] | Sell: Forward contracts [member] | Saudi Arabian Riyal [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(2)																																		(6)
At fair value [member] | Sell: Forward contracts [member] | United Arab Emirates, Dirhams [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments	[2]
At fair value [member] | Sell: Forward contracts [member] | Switzerland, Francs [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		0																																		5
At fair value [member] | Sell: Forward contracts [member] | Qatar, Rials [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(2)																																		(2)
At fair value [member] | Sell: Forward contracts [member] | Turkey, New Lira [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(1)																																		(1)
At fair value [member] | Sell: Forward contracts [member] | Norway, Krone [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		2																																		6
At fair value [member] | Sell: Forward contracts [member] | Oman, Rials [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments	[2]
At fair value [member] | Sell: Forward contracts [member] | Sweden, Kronor [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		0																																			[2]
At fair value [member] | Sell: Forward contracts [member] | Japan, Yen [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		32																																		6
At fair value [member] | Sell: Forward contracts [member] | Denmark, Kroner [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		3																																		(4)
At fair value [member] | Sell: Forward contracts [member] | Mexican, Peso [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(35)																																		0
At fair value [member] | Sell: Forward contracts [member] | Colombia, Pesos [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(5)																																		0
At fair value [member] | Sell: Forward contracts [member] | Malaysia, Ringgits [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(2)																																		0
At fair value [member] | Sell: Forward contracts [member] | Romania, New Lei [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(9)																																		0
At fair value [member] | Sell: Forward contracts [member] | Bahrain, Dinars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments			[2]																																	0
At fair value [member] | Sell: Forward contracts [member] | Hong Kong, Dollars
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments			[2]																																	0
At fair value [member] | Sell: Forward contracts [member] | Costa Rica, Colones
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(19)																																		0
At fair value [member] | Sell: Forward contracts [member] | New Zealand, Dollars
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		2																																		0
At fair value [member] | Sell: Forward contracts [member] | CNH [Member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		3																																			[2]
At fair value [member] | Range forward option contracts [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		192																																		(19)
Non-designated derivative instruments		0																																		31
At fair value [member] | Range forward option contracts [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		59																																		(112)
At fair value [member] | Range forward option contracts [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		(11)																																		(69)
At fair value [member] | Range forward option contracts [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		10																																		29
At fair value [member] | Interest rate swaps [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		(71)																																		(113)
At fair value [member] | Interest rate swaps [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		233																																		0
Non-designated derivative instruments		0																																		82
At fair value [member] | Buy l forward contract [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		1																																		0
At fair value [member] | Buy l forward contract [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(5)																																		0
At fair value [member] | Buy l forward contract [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments			[2]																																	0
At fair value [member] | Buy l forward contract [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments			[2]																																	0
At fair value [member] | Buy l forward contract [member] | South Africa, Rand [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		0																																		1
At fair value [member] | Buy l forward contract [member] | Canadian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(4)																																		0
At fair value [member] | Buy l forward contract [member] | United Arab Emirates, Dirhams [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments																																					[2]
At fair value [member] | Buy l forward contract [member] | Poland, Zlotych [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(6)																																		13
At fair value [member] | Buy l forward contract [member] | Switzerland, Francs [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(29)																																		0
At fair value [member] | Buy l forward contract [member] | Qatar, Rials [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		10																																		2
At fair value [member] | Buy l forward contract [member] | Norway, Krone [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		0																																			[2]
At fair value [member] | Buy l forward contract [member] | Sweden, Kronor [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(5)																																		0
At fair value [member] | Buy l forward contract [member] | Romania, New Lei [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(9)																																		0
At fair value [member] | Buy l forward contract [member] | Taiwan, New Dollars
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(2)																																		0
At fair value [member] | Buy l forward contract [member] | Brazil, Brazil Real
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(5)																																		0
At fair value [member] | Buy l forward contract [member] | RMB [Member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(6)																																		0
At fair value [member] | Buy l forward contract [member] | CNH [Member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(5)																																		0
At fair value [member] | Buy l forward contract [member] | Kuwait, Dinars
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments			[2]																																	₨ 0

[1]	(1) USD 1,550 and USD 1,158 includes USD/PHP sell forward of USD 77 and USD 167 as at March 31, 2023 and 2024, respectively.
[2]	^ Value is less than 1